Adjusting Items	6 Months Ended
Jun. 30, 2021
Adjusting Items [Abstract]
Adjusting Items

Notes to the Unaudited Interim Financial Statements

ADJUSTING ITEMS

Adjusting items are significant items of income or expense in profit from operations, net finance costs, taxation and the Group’s share of the post-tax results of associates and joint ventures which individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance because of their size, nature or incidence. In identifying and quantifying adjusting items, the Group consistently applies a policy that defines criteria that are required to be met for an item to be classified as adjusting. These items are separately disclosed in the segmental analyses or in the notes to the accounts as appropriate.

The Group believes that these items are useful to users of the Group financial statements in helping them to understand the underlying business performance and are used to derive the Group’s principal non-GAAP measures of adjusted profit from operations and adjusted diluted earnings per share, all of which are before the impact of adjusting items and which are reconciled from profit from operations and diluted earnings per share.